Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 2 - Securities

Investment securities have been classified according to management’s intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$4,518	$44	$-	$4,562
Municipal notes	4,875	171	-	5,046
Mortgage-backed securities	25,684	83	(75)	25,692
Equity securities	3	-	(2)	1

Total	$35,080	$298	$(77)	$35,301

Securities Held to Maturity
Municipal notes	$2,520	$90	$(15)	$2,595

The amortized cost and estimated market value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,490	$1,504
Due after one year through five years	16,295	16,502
Due in five year through ten years	3,535	3,676
Due after ten years	363	457

Subtotal	21,683	22,139

Equity securities	3	1
Mortgage-backed securities	30,350	30,909

Total	$52,036	$53,049

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	420	451
Due in five year through ten years	645	712
Due after ten years	1,280	1,410

Total	$2,435	$2,665

At December 31, 2011 and 2010, securities with a fair value of $31,085,000 and $27,824,000, respectively, were pledged to secure REPO Sweep accounts, FHLB advances and borrowings from the Federal Reserve discount window.

Gross proceeds from the sale of available-for-sale securities for the years ended December 31, 2011 and 2010 were $0 and $14,426,000, respectively, resulting in gross gains of $0 and $546,000, respectively and gross losses of $0 and $0, respectively. The tax provision applicable to these net realized gains amounted to $0 and $186,000, respectively.

The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and management determines that the Company has the intent and ability to hold the investment for a period of time sufficient to allow for an anticipated recovery in the market value. The fair values of investments with an amortized cost in excess of their fair values at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011				December 31, 2010
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	<12 months	Fair Value	>12 months	Fair Value	<12 months	Fair Value	>12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,999	$(1)	$-	$-	$-	$-	$-	$-
Corporate and other securities	-	-	-	-	-	-	-	-
Municipal notes	646	(12)	-	-	-	-	-	-
Mortgage-backed securities	8,137	(27)	1,458	(17)	12,626	(75)	-	-
Equity securities	-	-	1	(2)	1	(2)	-	-
Total Securities available for sale	$10,782	$(40)	$1,459	$(19)	$12,627	$(77)	$-	$-
Held to Maturity:
Municipal notes	-	-	-	-	382	(13)	28	(2)
Total Securities held to maturity	$-	$-	$-	$-	$382	$(13)	$28	$(2)

The unrealized losses on the securities held in the portfolio are not considered other than temporarily impaired (OTTI) and have not been recognized into income. This decision is based on the Company’s ability and intent to hold any potentially impaired security until maturity. The performance of the security is based on the contractual terms of the agreement, the extent of the impairment and the financial condition and credit quality of the issuer. The decline in market value is considered temporary and a result of changes in interest rates and other market variables. The Company has the intent and ability to hold these securities until recovery, which may not be until maturity. The fair value of these securities is expected to recover as the securities approach maturity.

As of December 31, 2011 and 2010, there were 10 and 16 securities in an unrealized loss position, respectively.